UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

Dearborn Partners Rising Dividend Fund

Class A Shares
DRDAX

Class C Shares
DRDCX

Class I Shares
DRDIX

August 31, 2018

Investment Adviser

Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, IL 60606

Phone: (888) 983-3380

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	22
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	31
NOTICE OF PRIVACY POLICY & PRACTICES	34
ADDITIONAL INFORMATION	35

Greetings from Dearborn Partners, L.L.C.,
Adviser to the Dearborn Partners Rising Dividend Fund (the “Fund”).

On April 10, 2013 the Dearborn Partners Rising Dividend Fund was launched to provide investors with a relatively defensive equity investment diversified across a multitude of sectors in companies that are anticipated to consistently increase their dividends over time. Patient investors looking to outpace inflation should benefit from participating in what we believe is the long-term wealth-building potential offered by what we consider to be great businesses, while receiving an income stream with potential growth over time.

For the six months ended August 31, 2018 (the midpoint of the Dearborn Partners Rising Dividend Fund’s fiscal year), the total returns of the S&P 500 Index and the Fund’s Class I shares were 7.96% and 10.29%, respectively. Periods of high volatility had a greater negative impact on the stock market overall than on our Fund, due to the Fund’s lower risk profile.

Our Fund outperformed the benchmark in seven of the eleven sectors into which Standard & Poor’s divides the marketplace.  Our most notable outperformance versus the S&P 500 occurred in the Financials, Health Care and Information Technology sectors. Our greatest relative sector performance was in Financials. Stock selection was the main driver. Large banks, which make up a bulk of the sector, struggled in this period; our Fund owns none of those banks. We continue to maintain the valuation and stock selection disciplines that formed the basis of our strategy, as we believe that over time, such disciplines can offer attractive total return potential when equity market risk is considered.

A few specific companies in our Fund stand out as worth mentioning for the six month period. Our greatest performance contributor was Jack Henry & Associates (JKHY). The company continued a pattern of beating earnings expectations and made some small, but beneficial, acquisitions. Our second best performing stock was Apple Inc. (AAPL). Strength in the iPhone continued to lift Apple’s financials. Our third best performer was Merck & Co Inc. (MRK). The company’s blockbuster drug, Keytruda, showed potential for applications beyond its primary use, lung cancer.

Our worst performing stock was Starbucks Corp. (SBUX). The company lowered sales expectations, announced departures of top executives, and took on so much debt that all three major rating agencies lowered their debt ratings, citing concerns about weakened debt protection metrics. As a result, we opted to watch from the sidelines the company’s attempt to improve growth and sold the stock during the period. Our second worst performing stock was Illinois Tool Works Inc. (ITW) as concerns over peak profits and tariffs weighed on the stock. AT&T Inc. (T) was another laggard as their recent Time Warner acquisition created questions about strategic rationale for the deal and how effective the combined company will be.

During these six months, 21 companies in our Fund announced 23 dividend increases. The average of these dividend increases was 13.2% more than these particular companies paid as dividends a year earlier.

We believe the Fund has been very tax efficient. Annualized turnover was 13.0% for the twelve months ended August 31, 2018 and since inception has averaged 14.4%. Capital gains paid have been minimal.

We continue to believe that the companies in our Dearborn Partners Rising Dividend Fund are generally financially strong, well-managed, defensive businesses with products or services that people patronize regardless of the economic or financial environment and are capable of consistently increasing dividends. History has shown that rising dividends have tended to cushion the fall of stock prices in volatile markets, as demonstrated in this fiscal period. It is our hope that a relatively conservative, defensive strategy such as ours should continue to offer rising dividends and ballast to investment portfolios.

We maintain our conviction that a path to long-term wealth building can be accomplished through properly diversified portfolios of stocks of good quality companies that offer the potential to increase dividends consistently over time. We believe our Fund exemplifies those characteristics and, over the long term, offers the potential to provide attractive returns with modified risk.

Thank you for your interest in the Dearborn Partners Rising Dividend Fund. Please feel free to contact us at any time.

Sincerely,

Carol M. Lippman, CFA	Michael B. Andelman
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Dearborn Partners, L.L.C. and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual Fund investing involves risk. Principal loss is possible. The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADRs, which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The Fund may invest in MLPs, which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatments.

Diversification does not guarantee a profit or protect from loss in a declining market.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

This report is intended for shareholders in the Dearborn Partners Rising Dividend Fund and may not be used as literature unless preceded or accompanied by a current prospectus.

Dearborn Partners, L.L.C. is the adviser of the Dearborn Partners Rising Dividend Fund, which is distributed by Quasar Distributors, LLC.

The tax information contained herein is general in nature, is provided for informational purposes only, and should not be construed as legal or tax advice. Dearborn Partners, L.L.C., does not provide legal or tax advice and cannot guarantee that such information is accurate, complete, or timely. Laws of a particular state or laws which may be applicable to a particular situation may have an impact on the applicability, accuracy, or completeness of such information. Federal and state laws and regulations are complex and are subject to change. Changes in such laws and regulations may have a material impact on pre- and/or after-tax investment results. Always consult an attorney or tax professional regarding your specific legal or tax situation.

Dearborn Partners Rising Dividend Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) and service fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2018 - 8/31/2018).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of up to 5.00% when you invest. Class A shares are also subject to a 1.00% contingent deferred sales charge for purchases made at the $500,000 breakpoint which are redeemed within twelve months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment for all share classes, at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the fund invests in addition to the direct expenses of the fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the

Dearborn Partners Rising Dividend Fund
Expense Example (Continued)
(Unaudited)

table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2018 -
	March 1, 2018	August 31, 2018	August 31, 2018*
Actual	$1,000.00	$1,101.60	$7.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Class C
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2018 -
	March 1, 2018	August 31, 2018	August 31, 2018*
Actual	$1,000.00	$1,097.10	$11.10
Hypothetical (5% return
before expenses)	$1,000.00	$1,014.62	$10.66

*	Expenses are equal to the Fund’s annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2018 -
	March 1, 2018	August 31, 2018	August 31, 2018*
Actual	$1,000.00	$1,102.90	$5.83
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.66	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Dearborn Partners Rising Dividend Fund
Investment Highlights
(Unaudited)

The Fund seeks current income, rising income over time, and long-term capital appreciation.  Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that pay current dividends and that the Fund’s portfolio managers believe have the potential to increase their dividends with regularity.  The Fund’s allocation of portfolio holdings as of August 31, 2018 was as follows:

Portfolio Allocation
(% of Investments)

Average Annual Returns as of August 31, 2018(1)

	One	Five	Since Inception
	Year	Year	(4/10/13)
Dearborn Partners Rising Dividend Fund
Class A (with sales charge)	8.28%	9.35%	8.63%
Class A (without sales charge)	13.96%	10.49%	9.67%
Class C (with sales charge)	12.08%	9.67%	8.84%
Class C (without sales charge)	13.08%	9.67%	8.84%
Class I	14.23%	10.76%	9.94%
S&P 500 Total Return Index	19.66%	14.52%	14.17%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.00% for Class A and the applicable contingent deferred sales charge for Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less

Continued

Dearborn Partners Rising Dividend Fund
Investment Highlights (Continued)
(Unaudited)

than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 983-3380.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Total Return Index is a stock market index based on the market capitalization of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poors. You cannot invest directly in an index.

Growth of $10,000 Investment(1)

(1) The minimum investment for Class I is $500,000.
(2) The Fund commenced operations on April 10, 2013.

Dearborn Partners Rising Dividend Fund

Schedule of Investments

August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 89.84%

Air Freight & Logistics – 2.57%
United Parcel Service, Inc. – Class B	44,282	$5,441,372

Banks – 4.89%
Glacier Bancorp, Inc.	115,555	5,278,552
Prosperity Bancshares, Inc.	68,072	5,094,509
		10,373,061
Beverages – 2.25%
The Coca-Cola Co.	107,039	4,770,728

Biotechnology – 1.77%
Gilead Sciences, Inc.	49,700	3,763,781

Chemicals – 2.34%
Air Products & Chemicals, Inc.	29,786	4,953,114

Commercial Services & Supplies – 2.89%
Republic Services, Inc.	83,500	6,125,560

Diversified Telecommunication Services – 4.12%
AT&T, Inc.	124,105	3,963,913
Verizon Communications, Inc.	87,629	4,764,389
		8,728,302
Electric Utilities – 5.55%
NextEra Energy, Inc.	38,779	6,596,308
Xcel Energy, Inc.	107,673	5,173,688
		11,769,996
Health Care Equipment & Supplies – 5.91%
Becton Dickinson and Co.	26,708	6,994,024
Steris PLC (a)	48,327	5,529,575
		12,523,599
Hotels, Restaurants & Leisure – 2.51%
McDonald’s Corp.	32,793	5,320,008

Household Products – 2.06%
Kimberly-Clark Corp.	37,911	4,380,237

Industrial Conglomerates – 2.57%
3M Co.	25,893	5,461,352

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Schedule of Investments (Continued)

August 31, 2018 (Unaudited)

	Shares	Value
Insurance – 8.41%
Arthur J. Gallagher & Co.	97,870	$7,060,342
Assurant, Inc.	55,542	5,710,829
The Travelers Companies, Inc.	38,404	5,053,966
		17,825,137
IT Services – 7.85%
International Business Machines Corp.	30,000	4,394,400
Jack Henry & Associates, Inc.	41,235	6,533,273
MasterCard, Inc. – Class A	26,510	5,714,496
		16,642,169
Machinery – 4.70%
Illinois Tool Works, Inc.	37,598	5,221,610
Snap-on, Inc.	26,861	4,748,488
		9,970,098
Oil, Gas & Consumable Fuels – 2.98%
ONEOK, Inc.	96,000	6,327,360

Pharmaceuticals – 5.00%
Johnson & Johnson	39,124	5,269,611
Merck & Co, Inc.	77,920	5,344,533
		10,614,144
Semiconductors & Semiconductor Equipment – 9.37%
Analog Devices, Inc.	72,499	7,166,526
QUALCOMM, Inc.	79,909	5,490,547
Xilinx, Inc.	92,662	7,211,884
		19,868,957
Specialty Retail – 4.91%
Home Depot, Inc.	22,000	4,416,940
Ross Stores, Inc.	62,614	5,997,169
		10,414,109
Technology Hardware, Storage & Peripherals – 4.21%
Apple, Inc.	39,222	8,928,104

Textiles, Apparel & Luxury Goods – 2.98%
VF Corp.	68,571	6,317,446
TOTAL COMMON STOCKS (Cost $135,287,684)		190,518,634

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Schedule of Investments (Continued)

August 31, 2018 (Unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIPS – 2.20%
Magellan Midstream Partners, L.P.	68,237	$4,657,175
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,720,249)		4,657,175

REAL ESTATE INVESTMENT TRUSTS – 7.62%
American Tower Corp.	36,300	5,413,056
Digital Realty Trust, Inc.	48,000	5,965,440
Realty Income Corp.	81,449	4,770,468
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,599,745)		16,148,964

SHORT-TERM INVESTMENTS – 0.19%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 1.820% (b)	413,268	413,268
TOTAL SHORT-TERM INVESTMENTS (Cost $413,268)		413,268
Total Investments (Cost $152,020,946) – 99.85%		211,738,041
Other Assets in Excess of Liabilities – 0.15%		317,792
TOTAL NET ASSETS – 100.00%		$212,055,833

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statement of Assets and Liabilities

August 31, 2018 (Unaudited)

Assets
Investments, at value (cost $152,020,946)	$211,738,041
Dividends and interest receivable	396,867
Receivable for Fund shares sold	342,214
Other assets	21,879
Total assets	212,499,001
Liabilities
Payable to Adviser	152,802
Payable for Fund shares redeemed	90,448
Payable to affiliates	62,135
Payable for distribution fees	111,866
Accrued expenses and other liabilities	25,917
Total liabilities	443,168
Net Assets	$212,055,833
Net assets consist of:
Paid-in capital	$152,533,521
Accumulated undistributed net investment loss	(387,193)
Accumulated net realized gain	192,835
Net unrealized appreciation (depreciation) on:
Investments in securities	59,717,095
Foreign currency translation	(425)
Net assets	$212,055,833
Class A Shares:
Net assets	$66,625,222
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized $0.001 par value)	4,318,902
Net asset value and redemption price per share(1)	$15.43
Maximum offering price per share ($15.43/0.95)(2)	$16.24
Class C Shares:
Net assets	$75,126,370
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized $0.001 par value)	4,892,721
Net asset value, offering price and redemption price per share(1)	$15.35
Class I Shares:
Net assets	$70,304,241
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized $0.001 par value)	4,549,672
Net asset value, offering price and redemption price per share	$15.45

(1)
A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within one year of purchase.  The CDSC on Class A Shares is applied only to purchases of $500,000 that are redeemed within 12 months of purchase.  Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(2)	Reflects a maximum sales charge of 5.00%.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statement of Operations

Six Months Ended August 31, 2018 (Unaudited)

Investment Income
Dividend income(1)	$2,738,032
Interest	23,779
Total Investment Income	2,761,811

Expenses
Management fees	875,500
Distribution fees – Class C	367,341
Administration fees	97,554
Distribution fees – Class A	86,911
Transfer agent fees and expenses	76,791
Federal and state registration fees	20,965
Legal fees	11,763
Custody fees	11,132
Audit and tax fees	8,909
Reports to shareholders	6,831
Chief Compliance Officer fees	6,072
Trustees’ fees and related expenses	3,757
Pricing fees	706
Other expenses	4,812
Total Expenses	1,579,044
Recoupments by Adviser (Note 4)	8,192
Net Expenses	1,587,236

Net Investment Income	1,174,575

Realized and Unrealized Gain on Investments
Net realized gain (loss) on:
Investments	1,523,806
Foreign currency translation	(111)
Net change in unrealized appreciation (depreciation) on:
Investments	17,026,294
Foreign currency translation	286

Net Realized and Unrealized Gain on Investments	18,550,275
Net Increase in Net Assets from Operations	$19,724,850

(1)	Net of $30,634 in foreign withholding taxes and fees.

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2018	Year Ended
	(Unaudited)	February 28, 2018
From Operations
Net investment income	$1,174,575	$1,918,103
Net realized gain (loss) on:
Investments	1,523,806	2,156,981
Foreign currency translation	(111)	616
Net change in unrealized
appreciation (depreciation) on:
Investments	17,026,294	11,122,705
Foreign currency translation	286	(711)
Net increase in net assets from operations	19,724,850	15,197,694

From Distributions
Net investment income – Class A	(405,609)	(1,099,531)
Net investment income – Class C	(144,365)	(581,754)
Net investment income – Class I	(435,654)	(1,061,375)
Net decrease in net assets
resulting from distributions paid	(985,628)	(2,742,660)

From Capital Share Transactions
Proceeds from shares sold – Class A	2,729,856	9,298,740
Proceeds from shares sold – Class C	3,479,176	8,078,436
Proceeds from shares sold – Class I	9,891,085	15,820,259
Net asset value of shares issued to shareholders
in payment of distributions declared – Class A	347,906	931,037
Net asset value of shares issued to shareholders
in payment of distributions declared – Class C	131,524	521,586
Net asset value of shares issued to shareholders
in payment of distributions declared – Class I	386,045	954,142
Payments for shares redeemed – Class A	(11,929,763)	(15,735,403)
Payments for shares redeemed – Class C	(9,394,967)	(19,030,379)
Payments for shares redeemed – Class I	(6,895,398)	(13,499,578)
Net decrease in net assets
from capital share transactions	(11,254,536)	(12,661,160)
Total Increase (Decrease) in Net Assets	7,484,686	(206,126)

Net Assets
Beginning of period	204,571,147	204,777,273
End of period	$212,055,833	$204,571,147
Accumulated Net Investment Loss	$(387,193)	$(576,140)

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class A

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year

Six Months Ended
August 31, 2018
(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.09

Income (loss) from investment operations:
Net investment income(2)	0.09
Net realized and unrealized gain (loss) on investments	1.33
Total from investment operations	1.42

Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)

Net Asset Value, End of Period/Year	$15.43

Total Return(3)(4)	10.16%

Supplemental Data and Ratios:
Net assets at end of period/year (000’s)	$66,625
Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.34%
After waivers and reimbursements of expenses	1.35%
Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	1.34%
After waivers and reimbursements of expenses	1.33%
Portfolio turnover rate(4)	7.20%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Effective May 1, 2017 the expense cap for Class A shares was decreased from 1.40% to 1.10%, excluding Rule 12b-1 fees of 0.25%.

The accompanying notes are an integral part of these financial statements.

Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
February 28,		February 28,	February 29,	February 28,	February 28,
2018		2017	2016	2015	2014(1)
$13.27		$11.44	$12.38	$10.87	$10.00

0.16		0.15	0.16	0.20	0.11
0.87		1.79	(0.95)	1.50	0.81
1.03		1.94	(0.79)	1.70	0.92

(0.21)		(0.11)	(0.15)	(0.19)	(0.05)
(0.21)		(0.11)	(0.15)	(0.19)	(0.05)

$14.09		$13.27	$11.44	$12.38	$10.87

7.85%		17.02%	(6.41)%	15.74%	9.25%

$69,227		$70,449	$60,633	$52,691	$18,051

1.36%		1.37%	1.40%	1.49%	2.11%
1.36	%(6)	1.40%	1.43%	1.50%	1.50%

1.13%		1.25%	1.33%	1.73%	0.62%
1.13	%(6)	1.22%	1.30%	1.72%	1.23%
12.05%		5.07%	18.19%	9.76%	13.41%

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class C

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year

Six Months Ended
August 31, 2018
(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.02

Income (loss) from investment operations:
Net investment income(2)	0.04
Net realized and unrealized gain (loss) on investments	1.32
Total from investment operations	1.36

Less distributions paid:
From net investment income	(0.03)
Total distributions paid	(0.03)

Net Asset Value, End of Period/Year	$15.35

Total Return(3)(4)	9.71%

Supplemental Data and Ratios:
Net assets at end of period/year (000’s)	$75,126
Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	2.09%
After waivers and reimbursements of expenses	2.10%
Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	0.59%
After waivers and reimbursements of expenses	0.58%
Portfolio turnover rate(4)	7.20%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Effective May 1, 2017 the expense cap for Class C shares was decreased from 2.15% to 1.10%, excluding Rule 12b-1 fees of 1.00%.

The accompanying notes are an integral part of these financial statements.

Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
February 28,		February 28,	February 29,	February 28,	February 28,
2018		2017	2016	2015	2014(1)
$13.20		$11.39	$12.33	$10.83	$10.00

0.05		0.06	0.07	0.11	0.04
0.87		1.78	(0.95)	1.50	0.81
0.92		1.84	(0.88)	1.61	0.85

(0.10)		(0.03)	(0.06)	(0.11)	(0.02)
(0.10)		(0.03)	(0.06)	(0.11)	(0.02)

$14.02		$13.20	$11.39	$12.33	$10.83

7.01%		16.14%	(7.13)%	14.92%	8.47%

$74,254		$79,949	$66,891	$56,271	$23,798

2.11%		2.12%	2.15%	2.24%	2.87%
2.11	%(6)	2.15%	2.18%	2.25%	2.25%

0.39%		0.50%	0.58%	0.96%	(0.20)%
0.39	%(6)	0.47%	0.55%	0.95%	0.42%
12.05%		5.07%	18.19%	9.76%	13.41%

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund – Class I

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period/Year

Six Months Ended
August 31, 2018
(Unaudited)
Net Asset Value, Beginning of Period/Year	$14.11

Income (loss) from investment operations:
Net investment income(2)	0.11
Net realized and unrealized gain (loss) on investments	1.33
Total from investment operations	1.44

Less distributions paid:
From net investment income	(0.10)
Total distributions paid	(0.10)

Net Asset Value, End of Period/Year	$15.45

Total Return(3)(4)	10.29%

Supplemental Data and Ratios:
Net assets at end of period/year (000’s)	$70,304
Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.09%
After waivers and reimbursements of expenses	1.10%
Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	1.59%
After waivers and reimbursements of expenses	1.58%
Portfolio turnover rate(4)	7.20%

(1)	The Fund commenced operations on April 10, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Effective May 1, 2017 the expense cap for Class I shares was decreased from 1.15% to 1.10%.

The accompanying notes are an integral part of these financial statements.

Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
February 28,		February 28,	February 29,	February 28,	February 28,
2018		2017	2016	2015	2014(1)
$13.29		$11.46	$12.40	$10.88	$10.00

0.19		0.19	0.19	0.22	0.13
0.88		1.78	(0.95)	1.51	0.81
1.07		1.97	(0.76)	1.73	0.94

(0.25)		(0.14)	(0.18)	(0.21)	(0.06)
(0.25)		(0.14)	(0.18)	(0.21)	(0.06)

$14.11		$13.29	$11.46	$12.40	$10.88

8.13%		17.27%	(6.18)%	16.07%	9.44%

$61,091		$54,379	$31,788	$24,285	$7,813

1.11%		1.12%	1.15%	1.24%	1.92%
1.11	%(6)	1.15%	1.18%	1.25%	1.25%

1.37%		1.51%	1.59%	1.87%	0.75%
1.37	%(6)	1.48%	1.56%	1.86%	1.42%
12.05%		5.07%	18.19%	9.76%	13.41%

The accompanying notes are an integral part of these financial statements.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements
August 31, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dearborn Partners Rising Dividend Fund (the “Fund”) represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to seek current income, rising income over time, and long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the class in which shares are held. The Fund currently offers three classes of shares, Class A, Class C and Class I. Each class of shares has identical rights and privileges except with respect to class-specific expenses and voting rights on matters affecting a single class of shares. The classes differ principally in their respective expenses.  Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class A shares are subject to a contingent deferred sales charge of 1.00% for purchases made at the $500,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for Class C Shares is 1.00% of the lesser of the original cost or the current market value of shares being redeemed. Class I shares are no-load shares.  Class A and Class C shares are subject to a 0.25% and 1.00% distribution fee, respectively.   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Fund became effective and commenced operations on April 10, 2013.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Dearborn Partners, L.L.C. (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield to maturity method.  Constant yield amortization takes into account the income that is produced on a debt security.  This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$190,518,634	$—	$—	$190,518,634
Master Limited
Partnerships	4,657,175	—	—	4,657,175
Real Estate
Investment Trusts	16,148,964	—	—	16,148,964
Short-Term Investments	413,268	—	—	413,268
Total Investments	$211,738,041	$—	$—	$211,738,041

(1)	See the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3.  The Fund did not hold financial derivative instruments during the reporting period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended August 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended August 31, 2018, the Fund did not incur any interest or penalties.  At August 31, 2018, the fiscal years 2015 through 2018 remained open to examination in the Fund’s major tax jurisdictions.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually, and as frequently as quarterly.  Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received from the Fund’s investments in MLPs and REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from MLP and REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017:

	February 28, 2018	February 28, 2017
Ordinary Income	$2,742,660	$1,236,142

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for tax year ended February 28, 2018.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

As of February 28, 2018, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$161,789,645
Gross tax unrealized appreciation	45,628,461
Gross tax unrealized depreciation	(3,135,569)
Net tax unrealized appreciation	42,492,892
Undistributed ordinary income	52,065
Undistributed long-term capital gain	—
Total distributable earnings	52,065
Other accumulated losses	(1,761,867)
Total accumulated gains	$40,783,090

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and partnership adjustments and capital loss carryovers.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated Undistributed Net Investment Loss	$(175,995)
Accumulated Net Realized Income	$237,712
Paid-in Capital	$(61,717)

These permanent adjustments relate to partnership adjustments and dividend reclasses.

At February 28, 2018, the Fund had short-term capital losses of $1,761,867, which will be carried forward indefinitely to offset future realized capital gains.

During the year ended February 28, 2018, the Fund utilized prior year short-term capital loss and long-term capital loss carryovers of $197,150 and $1,960,237, respectively.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through January 1, 2020, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with borrowings made by the Fund), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expense on short positions, expenses incurred in connection with any merger

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

or reorganization or extraordinary expenses such as litigation, collectively “Excluded Expenses”) do not exceed 1.10% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.  During the six months ended August 31, 2018, the Adviser recouped previously waived expenses of $8,192.  The Fund did not have any remaining balance available for recoupment at August 31, 2018.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and Class C shares, respectively for services to prospective Fund shareholders and distribution of Fund shares.  The following table details the fees earned pursuant to the 12b-1 Plan during the six months ended August 31, 2018, as well as the fees owed as of August 31, 2018.

	Fees Earned	Fees Owed as of
	During Period	August 31, 2018
Class A	$86,911	$17,394
Class C	$367,341	$94,472

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  Fund Services also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian.  The Trust’s Chief Compliance Officer is also an employee of Fund Services.  The following table details the fees earned for each service during the six months ended August 31, 2018, as well as the fees owed as of August 31, 2018.

	Fees Earned		Fees Owed as of
	During Period		August 31, 2018
Administration and pricing	$98,260		$32,324
Custody	11,132		3,795
Transfer agent	74,215	(1)	23,940
Chief Compliance Officer	6,072		2,076

(1)	This amount does not include sub-transfer agency fees, therefore it does not agree to the amount on the Statement of Operations.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

The Fund also has a line of credit with U.S. Bank (see Note 10).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of Fund Services and U.S. Bank.

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank. This same Trustee is an interested person of the Distributor.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	August 31, 2018	February 28, 2018
Class A
Shares sold	189,011	672,253
Shares redeemed	(808,349)	(1,136,337)
Shares issued in
reinvestment of dividends	24,631	68,071
Net decrease	(594,707)	(396,013)

Class C
Shares sold	240,958	584,826
Shares redeemed	(653,194)	(1,385,921)
Shares issued in
reinvestment of dividends	9,313	38,455
Net decrease	(402,923)	(762,640)

Class I
Shares sold	670,625	1,141,871
Shares redeemed	(476,981)	(973,637)
Shares issued in
reinvestment of dividends	27,310	69,535
Net increase	220,954	237,769

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2018, were $14,460,116 and $22,664,587, respectively. There were no purchases or sales of U.S. government securities for the Fund.

Dearborn Partners Rising Dividend Fund
Notes to Financial Statements (Continued)
August 31, 2018 (Unaudited)

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2018, the following entities held over 25% of the Fund’s shares outstanding for the benefit of their customers:

Class A
Pershing, LLC	30.93%
Robert W. Baird & Co., Inc.	27.44%

Class C
Charles Schwab & Co., Inc.	29.27%

Class I
Robert W. Baird & Co., Inc.	28.86%
Pershing, LLC	26.24%

(10)	Line of Credit

At August 31, 2018, the Fund had a line of credit in the amount of the lesser of $20,000,000, or 33.33% of the fair value of unencumbered assets, which matures on August 9, 2019. This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, US Bank. During the six months ended August 31, 2018, the Fund did not utilize the line of credit.

(11)	Subsequent Events

On September 28, 2018, the Fund declared and paid a distribution from ordinary income to the shareholders of record on September 27, 2018 of $189,038, $82,064 and $259,056 for Class A, C, and I shares, respectively.

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

In connection with a proposed change in control of Dearborn Partners, L.L.C. (the “Adviser”), the Trustees of the Trust met in person on June 14, 2017 to consider the approval of a new investment advisory agreement (the “New Investment Advisory Agreement”), between the Trust, on behalf of the Fund, a series of the Trust, and the Adviser.  The materials provided contained information with respect to the factors enumerated below, including a copy of the New Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the New Investment Advisory Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.

In the course of their review, the Trustees considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Fund.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services provided to the Fund in the past by the Adviser since the Fund’s inception compared to the quality of services expected to be provided to the Fund with the Adviser as the investment adviser going forward; (2) the performance of the Fund; (3) the fact that there were no material differences between the terms of the New Investment Advisory Agreement and the terms of the prior investment advisory agreement; (4) the fact that the Adviser was retaining the Fund’s current portfolio managers to continue managing the Fund; (5) the fact that the fee structure under the New Investment Advisory Agreement would be identical to the fee structure under the prior investment advisory agreement and that the Adviser had agreed to maintain the Fund’s current expense limitation agreement; and (6) other factors deemed relevant. Below is a summary of the material factors considered by the Board in its deliberations as to whether to approve the New Investment Advisory Agreement and the Board’s conclusions.  In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, but considered these matters in their totality.

1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Carol Lippman and Michael Andelman, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and discussed the Adviser’s continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued) (Unaudited)

the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Investment Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year and three-year periods ended April 30, 2017.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to its benchmark index (the S&P 500® Total Return Index) and to a peer group of U.S. Large Blend funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of the Adviser’s separately-managed account composite that is similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management of the Fund.

3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group and, with respect to the Fund, the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy, as well as the recoupment of previously waived fees and reimbursed expenses by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had previously subsidized the Fund’s operations, but had not yet fully recouped those subsidies from the Fund.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 14, 2017 meeting at which the New Investment Advisory Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.85% fell into the third quartile and was above the Morningstar Peer Group average of 0.75%, which was also in the third quartile.  The Trustees noted that the Fund’s Class I shares total expense

Dearborn Partners Rising Dividend Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued) (Unaudited)

ratio (net of fee waivers and expense reimbursements) of 1.10% of the Fund’s average daily net assets fell in the third quartile and was slightly above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.05%, which was also in the third quartile.  The Trustees then compared the fees paid by the Fund to the total fees charged to the Adviser’s separately-managed accounts that are similar to the Fund in terms of investment strategy, and noted that these fees were similar.

The Trustees then noted the New Investment Advisory Agreement contained the identical fee structure as the Prior Investment Advisory Agreement.  The Trustees further noted the Adviser had agreed to waive advisory fees and/or reimburse expenses of the Fund for at least two years after the effective date of the New Investment Advisory Agreement under a new operating expense limitation agreement between the Adviser and the Trust, on behalf of the Fund.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser that the Adviser’s profits in connection with its management of the Fund were not excessive.

4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fees and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the fee structure under the New Investment Advisory Agreement was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or increased ability to obtain research or brokerage services appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

No single factor was determinative in the Board’s decision to approve the New Investment Advisory Agreement for the Fund, but rather the Board based its determination on the total mix of information available to the Trustees.  Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Investment Advisory Agreement with the Adviser, including the advisory fees to be paid thereunder, was fair and reasonable, and approval of the New Investment Advisory Agreement would be in the best interest of the Fund and its shareholders.

Dearborn Partners Rising Dividend Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Dearborn Partners Rising Dividend Fund
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 28, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2018 was  100%.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 983-3380.

Independent Trustees
Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in Trust	Occupation(s)	Trustee
Address and	Held with	Length of	Overseen	During the Past	During the
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Past Five Years
Michael D.	Trustee	Indefinite	30	Professor,	Independent
Akers, Ph.D.		Term; Since		Department of	Trustee, USA
615 E. Michigan St.		August 22,		Accounting,	MUTUALS
Milwaukee, WI 53202		2001		Marquette	(an open-end
Year of Birth: 1955				University	investment
				(2004-present);	company with
				Chair,	three portfolios).
Department of
Accounting,
Marquette
University
(2004-2017).

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in Trust	Occupation(s)	Trustee
Address and	Held with	Length of	Overseen	During the Past	During the
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Past Five Years
Gary A. Drska	Trustee	Indefinite	30	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline	MUTUALS
Year of Birth: 1956		2001		company)	(an open-end
				(1986-present).	investment
company with
three portfolios).

Jonas B. Siegel	Trustee	Indefinite	30	Retired	Independent
615 E. Michigan St.		Term; Since		(2011-present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing	Trust (an open-
Year of Birth: 1943		2009		Director, Chief	end investment
				Administrative	company)
				Officer (“CAO”)	(2010-2016);
				and Chief	Independent
				Compliance	Manager,
				Officer (“CCO”),	Ramius IDF
				Granite Capital	fund complex
				International	(two closed-end
				Group, L.P. (an	investment
				investment	companies)
				management	(2010-2015);
				firm) (1994-	Independent
				2011).	Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010-2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010-2015).

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in Trust	Occupation(s)	Trustee
Address and	Held with	Length of	Overseen	During the Past	During the
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Past Five Years
Joseph C. Neuberger*	Chairperson	Indefinite	30	President (2017-	Trustee, USA
615 E. Michigan St.	and	Term; Since		present); Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016-present);	investment
				Executive Vice	company)
				President, U.S.	(2001-2018);
				Bancorp Fund	Trustee, Buffalo
				Services, LLC	Funds (an open-
				(1994-2017).	end investment
company)
(2003-2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004-
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002-
	Principal			present).
Financial and
Accounting
Officer

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in Trust	Occupation(s)	Trustee
Address and	Held with	Length of	Overseen	During the Past	During the
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Past Five Years
Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp
Year of Birth: 1985	Vice	2017		Fund Services,
	President			LLC (February
	and Anti-			2017-present);
	Money			Vice President
	Laundering			and Assistant
	Officer			CCO, Heartland
Advisors, Inc.
(December 2016-
January 2017);
Vice President
and CCO,
Heartland Group,
Inc. (May 2016-
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016-
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016-April 2016),
Senior Legal
and Compliance
Counsel
(2013-2015),
Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp
Milwaukee, WI 53202		May 29,		Fund Services,
Year of Birth: 1981		2015		LLC (2012-
present).

Dearborn Partners Rising Dividend Fund
Additional Information (Continued)
(Unaudited)

Other
			Number of		Directorships
		Term of	Portfolios	Principal	Held by
Name,	Position(s)	Office and	in Trust	Occupation(s)	Trustee
Address and	Held with	Length of	Overseen	During the Past	During the
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Past Five Years
Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010-present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011-present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010-present).

Laura Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007-present).

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at (888) 983-3380. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, (888) 983-3380, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (888) 983-3380 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Dearborn Partners Rising Dividend Fund

Investment Adviser	Dearborn Partners, L.L.C.
200 West Madison Street
Suite 1950
Chicago, Illinois 60606

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

DP-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed May 5, 2014.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     10/30/18

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     10/30/18

* Print the name and title of each signing officer under his or her signature.